Investment Properties - Reconciliation of Net Book Value of Investment Properties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Changes In Investment Property [Abstract]
Net book value at January 1	$ 730	$ 720
Addition	5,197
Depreciation (included in administrative expenses)	(144)	(33)
Transfer from property plant and equipment	7
Exchange difference	588	43
Net book value at December 31	$ 6,378	$ 730